TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

14.   TAXATION

Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company incorporated in the Cayman Islands are not subject to tax on income or capital gain.

Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Operations in Hong Kong have incurred net accumulated operating losses for income tax purpose and therefore no income tax provisions are recorded for the periods presented. Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary domiciled in Hong Kong is subject to a two-tiered profits tax rate regime. The profits tax rate for the first HK dollar 2,000 of profits of corporations is 8.25%, while profits above that amount is subject to the tax rate of 16.5%.

China

Under the PRC Corporate Income Tax Law (“new CIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to corporate income tax at a uniform rate of 25%. Dada Glory and Shanghai JDDJ qualified as high and new technology enterprises (“HNTE”) (effective till 2023) and are eligible to a reduced income tax rate of 15% for the years ended December 31, 2021, 2022 and 2023 if certain conditions are met.

14.   TAXATION - CONTINUED

Income Taxes - continued

Withholding tax on undistributed dividends

The new CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

Loss by tax jurisdictions:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss from PRC operations	1,215,179	2,225,317	1,402,607
Loss from non-PRC operations	495,140	257,368	610,239
Total losses before tax	1,710,319	2,482,685	2,012,846

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	—	—	171
Deferred tax benefits	(5,143)	(11,558)	(5,012)
Income tax benefits	(5,143)	(11,558)	(4,841)

Reconciliation of the difference between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of subsidiary operation in other jurisdiction	(7.3)%	(2.6)%	(7.6)%
Changes in valuation allowance	(20.7)%	(25.6)%	(19.5)%
Other expenses not deductible for tax purposes	(0.2)%	(0.1)%	(0.2)%
Expired tax loss	(0.2)%	(0.6)%	(1.4)%
True up	(0.2)%	(0.1)%	(2.9)%
Super deduction of research and development expense	3.9%	4.2%	6.8%
Effect of tax rate change of deferred tax liabilities	0%	0.3%	0%
Effective tax rate	0.3%	0.5%	0.2%

14.   TAXATION - continued

Deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	2,783,606	3,045,224
- Bad debt provision	—	2,663
- Inventories valuation allowance	37	96
- Accrued expenses	41,039	1,664
- Advertising expenses	6,235	173,525
Less: Valuation allowance	(2,830,917)	(3,223,172)
Net deferred tax assets	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	27,000	21,988
Total deferred tax liabilities	27,000	21,988

As of December 31, 2020, 2021 and 2022, the Group had net operating loss carry forwards of approximately RMB8,625,584, RMB11,134,427 and RMB12,180,894, respectively, which arose from the subsidiaries, VIE and VIE’s subsidiaries established in the PRC. The loss carry forwards will expire during the period from 2023 to 2032.

The Group believes that it is more likely than not that the net accumulated operating losses and other deferred tax assets will not be utilized in the future based on an evaluation of a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. Therefore, the Group provided full valuation allowances for the deferred tax assets as of December 31, 2021 and 2022, respectively.

Movement of valuation allowance

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	1,841,225	2,195,870	2,830,917
Addition	354,645	635,047	392,255
Balance at end of the year	2,195,870	2,830,917	3,223,172

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2017 through 2022 on non-transfer pricing matters and transfer pricing matters.